LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2026
Lease liabilities [abstract]
Disclosure of lease liability [Table Text Block]
	March 31, 2026 $	March 31, 2025 $

Lease liability	161,737	333,727
Less: current portion	(161,737)	(171,990)
Long-term portion	-	161,737